Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 384
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The PPG Industries Employee Savings Plan (the "Plan") is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Plan was established in 1965 for employees residing in the United States. Eligible participants include employees of PPG Industries, Inc. (the "Company" or "PPG") and certain of its subsidiaries and collective bargaining units.
The named fiduciary for the operation and administration of the Plan (the “Plan Administrator”) is the PPG Global Benefits Leader. The named fiduciary with respect to control and management of the assets of the Plan is the PPG Executive Committee and the PPG Benefits Investment Committee. Their responsibilities include, but are not limited to, approval of trustees, recordkeepers, investment options, and investment managers and establishing performance benchmarks. The PPG Employee Benefits Committee also has responsibility for establishing, maintaining, and amending the Plan.
Trustee of the Plan Assets - Fidelity Management Trust Company ("FMTC") was the trustee of the Plan assets for the years ended December 31, 2025 and 2024.
Recordkeeper of the Plan - Fidelity Investments Institutional Operations Company LLC was the recordkeeper of the Plan for the years ended December 31, 2025 and 2024.
Administrative Expenses - The Plan pays all reasonable and necessary costs to manage and operate the Plan as determined by the Plan Administrator. These expenses, including recordkeeping fees, administrative charges, professional costs, and trustee costs, are paid from Plan assets. The Plan has adopted uniform and nondiscriminatory procedures to allocate these expenses to participant accounts.
Eligibility to Participate in the Plan - The Plan is available to most U.S. salaried and hourly employees of PPG and its wholly owned subsidiaries who are not covered by a collective bargaining agreement and hourly employees whose employment is covered by a collective bargaining agreement where the collective bargaining agreement provides for participation. An eligible employee may become a participant in the Plan as soon as administratively possible after enrollment.
Investment Options - Participants of the Plan are eligible to invest in certain mutual funds, PPG Industries, Inc. common stock, the Stable Value Fund, and certain common-collective trusts. If participants transfer funds out of the Fidelity Contrafund Commingled Pool or the Fidelity Growth Company Commingled Pool, participants cannot transfer funds back into these investment options for 60 calendar days. If participants transfer funds out of the BNY Mellon SL ACWI ex-U.S. Fund, the JP Morgan Equity Income Fund or the Allspring Special Small Cap Value Fund, participants cannot transfer funds back into these investment options for 30 calendar days.
Contributions - Contributions under the Plan are made by the participants and, for certain participants, by the Company. Eligible employees are automatically enrolled in the Plan, unless they elect to not participate, with before-tax contributions equal to 4% of eligible earnings. If the participant does not select an investment option, these before-tax contributions are invested in the Plan’s default investment option.
Employee
The participants’ maximum contribution rate for the years ended December 31, 2025 and 2024 was 50% of eligible participant compensation, up to $23,500 and $23,000, respectively. Participants can contribute on a before-tax basis, an after-tax basis, and on a Roth 401(k) after-tax contribution basis. Catch-up contributions, including Roth 401(k) catch-up contributions, are permitted for eligible participants (catch-up contributions are not eligible for the Company match) and were limited to $7,500 in 2025 and 2024. Employee contributions also include rollovers from other qualified plans. The amount of individual rollovers from other plans totaled $10 million and $21 million in 2025 and 2024, respectively.
Employer
For most participants not covered by a collective bargaining agreement which provides otherwise, the Company will match the participant contribution, up to the first 6% of the participant's eligible compensation. Each contribution will be multiplied by the Company match rate in effect to determine the amount of the Company matching contribution. The Company match rate is established each year at the discretion of the Company. The Company matching contribution rate was 100% during 2025 and 2024. For those participants whose employment is covered by a collective bargaining agreement, the level of Company matching contributions, if any, is determined by the relevant collective bargaining agreement.
Employer contributions also include "Employer Additional Contributions" where the Company deposits additional retirement plan monies into eligible participant accounts. These contributions are between 2% and 5% of the eligible participant's eligible Plan compensation. The applicable contribution percentage is based on a combination of the participant's age and years of service. Employer Additional Contributions were $34 million and $44 million in 2025 and 2024, respectively.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contribution, the Company's matching contribution, the Employer Additional Contribution, if applicable, and allocations of fund earnings and is charged with an allocation of fund losses and administrative expenses. Allocations are based on participant account balances, as defined by the Plan. Participants direct the investment of their contributions and Company matching contributions into various investment options offered by the Plan.
If the Company declares a dividend on PPG Industries, Inc. common stock, each participant will share in that dividend if any portion of the participant's account is invested in the PPG Stock Fund on the ex-dividend date. Each participant may elect to reinvest 100% of the dividend or to have 100% of the dividend paid in cash. If no election is made by the participant, PPG Stock Fund dividends are automatically reinvested into participant accounts to purchase additional shares of PPG Industries, Inc. common stock.
Vesting - All participant contributions and Company matching contributions and their related earnings vest immediately. The Employer Additional Contributions generally vest over a three-year service period.
Forfeitures - Forfeited balances of terminated participants’ unvested accounts are used to reduce future contributions by PPG. As of both December 31, 2025 and 2024, forfeited balances were $1 million. Forfeited balances are included in Investments at fair value on the Statements of Net Assets Available for Benefits.
Payment of Benefits - Upon termination from service as a result of a voluntary or involuntary separation, retirement, or receiving approval to participate in a Company sponsored long-term disability program, a participant may elect to receive payment of his or her account from several options, including a total distribution, a partial lump-sum distribution, or recurring payments. Those participants with vested balances of less than $5,000 will receive a taxable cash distribution as soon as administratively possible unless instructions are provided by the participant. Those participants with vested balances of greater than $5,000 may defer the distribution of their account. Those participants must begin receiving a required minimum distribution by April 1 of the year following termination from PPG, and each year thereafter. Required minimum distributions may not be rolled over to another retirement plan, IRA, or Roth IRA.
Payments to designated beneficiaries upon the death of the participant are made as a lump-sum distribution as soon as administratively possible from the date such payments are requested by the designated beneficiary or beneficiaries.
Notes Receivable from Participants - All Plan participants, excluding (a) those with a vested account balance less than $2,000, (b) those who have two existing loans, (c) those who have defaulted on an existing loan within the past 36 months, (d) those who have paid off a loan in the past 30 calendar days, (e) those who are not receiving payroll payments, and (f) those who are suspended from making contributions due to an in-service or hardship withdrawal, may borrow, for either general purposes or for a primary residence, from their account a minimum of $1,000, up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, reduced by the highest outstanding participant loan balance over the past 12 months. General purpose loans have a loan term of 12 to 60 months. Primary residence loans have a loan term of 61 to 360 months. The loans are collateralized by the participants' account balance and bear an interest rate determined by the Plan Administrator based on the prevailing interest rates for loans which would be made under similar circumstances. Principal and interest payments are generally repaid by payroll deductions. Company contributions, based on age and years of service, are not available for loans.
Transfers - Transfers in primarily occur when PPG acquires a new business, and the existing plan(s) of the acquired company are legally moved into the Plan. Transfers out primarily occur when PPG divests part or all of one of its strategic business units, and portions of the Plan related to the divested business are legally moved out of the Plan. There were no transfers in or out during the year ended December 31, 2025.
The above brief description of the Plan is provided for general information purposes only. Participants should refer to the Summary Plan Description for a complete description of the Plan, which is available from the Plan Administrator.